LEASE LIABILITIES - Maturity Analysis of Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Present value of the minimum lease payments	€ 4,092
Total minimum lease payments	4,271
Less: Total future interest expenses	(179)
Total lease liabilities	4,092	€ 3,697	€ 3,277
Within 1 year
LEASE LIABILITIES
Present value of the minimum lease payments	1,367
Total minimum lease payments	1,422
After 1 year but within 2 years
LEASE LIABILITIES
Present value of the minimum lease payments	1,341
Total minimum lease payments	1,441
After 2 years but within 5 years
LEASE LIABILITIES
Present value of the minimum lease payments	1,384
Total minimum lease payments	€ 1,408